Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 30, 2020	Jan. 02, 2021	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018	Nov. 03, 2020	Dec. 28, 2019
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset		$ 191,125,000	$ 177,655,000	$ 177,700,000			$ 212,492,000
Operating Lease, Liability		196,194,000		184,700,000		$ 184,693,000
Advertising costs			19,400,000	18,000,000.0	$ 21,900,000
Cooperative Advertising Expense			1,600,000	1,600,000	1,400,000
uncertain tax positions			0	0
Impairment charges			0	0
Capitalized Software, Accumulated Amortization			11,100,000	8,700,000
Capitalized Computer Software, Net			7,000,000.0	6,400,000
Vendor Rebate Receivables			15,900,000	16,700,000
CashAndCashEquivalentsAtCarryingValue		104,077,000	157,072,000	90,899,000			1,938,000
Capitalized Software, Additions			3,000,000.0	4,000,000.0
Long-term Debt		809,093,000	1,201,178,000	1,211,605,000			1,215,820,000
Number of new stock issued	30,000,000
Shares Issued, Price Per Share	$ 17.00
Proceeds from Issuance Initial Public Offering		458,686,000
Fair value of term loan			796,500,000	783,600,000
Level 2 | Term Loan due in 2023
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Fair value of term loan		$ 806,600,000
IPO [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Proceeds from Issuance Initial Public Offering	$ 458,700,000
Payments for Underwriting Expense	45.0
Payments For Offering Cost	6,300,000
Money Market Funds [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value			0	85,500,000
Senior Unsecured Notes Due on August 16, 2024
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Long-term Debt			390,000,000	390,000,000			$ 390,000,000
Senior Unsecured Notes [Member] | IPO [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Proceeds from Issuance Initial Public Offering	$ 390,000,000.0
Selling, General and Administrative Expenses [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Impairment of Property and Equipment			$ 200,000	$ 1,200,000	$ 700,000